SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)Basis of measurement
The CODM measures and evaluates the operating performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

b)    Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the year ended December 31, 2021, 2020, and 2019.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2021	2020	2019	2021	2020	2019
Core Office	$2,198	$2,049	$2,149	$539	$495	$582
Core Retail	1,510	1,612	1,589	450	521	707
LP Investments	3,387	2,920	4,452	179	64	268
Corporate	5	12	13	(590)	(373)	(410)
Total	$7,100	$6,593	$8,203	$578	$707	$1,147
The following summary presents the detail of total revenue from the partnership’s operating segments for the year ended December 31, 2021, 2020 and 2019:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2021
Core Office	$1,467	$442	$9	$280	$2,198
Core Retail	1,113	259	—	138	1,510
LP Investments	1,639	243	1,064	441	3,387
Corporate	—	—	—	5	5
Total	$4,219	$944	$1,073	$864	$7,100

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2020
Core Office	$1,429	$446	$6	$168	$2,049
Core Retail	1,166	284	—	162	1,612
LP Investments	1,805	267	696	152	2,920
Corporate	—	—	—	12	12
Total	$4,400	$997	$702	$494	$6,593

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2019
Core Office	$1,426	$477	$12	$234	$2,149
Core Retail	1,082	312	—	195	1,589
LP Investments	2,077	317	1,897	161	4,452
Corporate	—	—	—	13	13
Total	$4,585	$1,106	$1,909	$603	$8,203

The following summaries presents share of net earnings from equity accounted investments and interest expense from the partnership’s operating segments for the year ended December 31, 2021, 2020, and 2019.

(US$ Millions)	Share of net earnings from equity accounted investments			Interest expense
Years ended Dec. 31,	2021	2020	2019	2021	2020	2019
Core Office	$644	$150	$716	$(570)	$(586)	$(606)
Core Retail	472	(743)	1,179	(649)	(647)	(683)
LP Investments	(96)	(156)	74	(1,069)	(1,104)	(1,389)
Corporate	—	—	—	(305)	(255)	(246)
Total	$1,020	$(749)	$1,969	$(2,593)	$(2,592)	$(2,924)

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2021 and 2020:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Core Office	$37,661	$36,547	$18,172	$17,439	$9,819	$8,866
Core Retail	30,585	31,466	14,316	17,429	9,945	9,685
LP Investments	43,403	39,609	27,516	25,076	1,043	1,168
Corporate	355	329	6,995	6,484	—	—
Total	$112,004	$107,951	$66,999	$66,428	$20,807	$19,719
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2021, 2020, and 2019:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
FFO(1)	$578	$707	$1,147
Depreciation and amortization of real estate assets	(203)	(249)	(283)
Fair value gains (losses), net	2,521	(1,322)	596
Share of equity accounted income (losses) - non-FFO	404	(1,403)	1,055
Income tax (expense)	(490)	(220)	(196)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,534)	129	(363)
Net income (loss) attributable to unitholders(2)	1,276	(2,358)	1,956
Non-controlling interests of others in operating subsidiaries and properties	2,223	300	1,201
Net income (loss)	$3,499	$(2,058)	$3,157
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to general partner, limited partners, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.

The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2021	2020	2019	2021	2020
United States	$4,911	$4,743	$5,926	$64,695	$68,769
Canada	421	424	536	5,446	5,461
Australia	322	182	210	4,081	3,765
Europe	887	592	901	16,956	15,724
Brazil	71	82	117	656	1,396
China	3	94	6	294	91
India	274	287	288	4,191	4,045
South Korea	211	189	219	—	3,518
United Arab Emirates	—	—	—	250	173
Total	$7,100	$6,593	$8,203	$96,569	$102,942